Basis of preparation of half year report	6 Months Ended
Jul. 31, 2021
Basis Of Preparation Of Half Year Report
Basis of preparation of half year report

2. Basis of preparation of half year report

The Group has presented its interim consolidated financial report for the half year ended July 31, 2021 in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB).

The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report should be read in conjunction with the last annual report for the year ended January 31, 2021 and any public announcement made by the Group during the interim reporting period.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, except for the change in presentation currency.

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern for at least a period of twelve months from the date of approval of the unaudited condensed consolidated interim financial statements. This basis of accounting contemplates the recovery of the assets and the satisfaction of liabilities in the normal course of business.

Standard issued but not yet effective

This description is of the standards and interpretations issued that the Group reasonably expects to be applicable at a future date. The Group intends to adopt these standards when they become effective.

In January 2020 the IASB issued amendments to IAS 1 - Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement rate and liabilities that may be settled by converting to equity. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.

In May 2020, the IASB issued amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”). The amendments clarify that for purpose of assessing whether a contract is onerous, the cost of fulfilling the contract includes both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. The amendments are effective for contracts for which an entity has not yet fulfilled all its obligations on or after January 1, 2022. Earlier application is permitted. Management is currently assessing the impacts of the amended standard.

In May 2020, the IASB issued further amendments to IFRS 3, Business Combinations (“IFRS 3”) which update references in IFRS 3 to the revised 2018 Conceptual Framework. To ensure that this update in referencing does not change which assets and liabilities qualify for recognition in a business combination, or create new Day 2 gains or losses, the amendments introduce new exception to the recognition and measurement principles in IFRS 3.

An acquirer should apply the definition of liability in IAS 37, rather than the definition in the Conceptual Framework, to determine whether a present obligation exists at the acquisition date as a result of past events. For a levy in the scope of IFRIC 21, Levies (“IFRIC 21”). The acquire should apply the criteria in IFRSIC 21 to determine whether the obligation event that gives rise to a liability to pay the levy has occurred by the acquisition date. In addition, the amendments clarify that the acquirer should not recognise a contingent asset at the acquisition date. The amendments to IFRS 3 are effective for business combinations occurring in the reporting periods starting on or after January 1, 2022. Earlier application is permitted. Management is currently assessing the impacts of the amended standard.

In May 2020, the IASB issued Property, Plant and Equipment – Proceeds before Intended Use, which made amendments to IAS 16. The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognise such sales proceeds and related cost in profit or loss. The amendments are affective for annual periods beginning on or after January 1, 2022. Early application is permitted. Management is currently assessing the impacts of the amended standard.

In May 2020, the IASB issued Annual Improvements to IFRS standards 2018-2020 which contain an amendment to IFRS 9. The amendment clarifies which fees an entity includes when it applies the “10 per cent” test in paragraph B3.3.6 of IFRS 9 in assessing whether to recognise a financial liability. An entity includes only fees pair or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf. The amendment is effective for annual reporting periods beginning on or after January 1, 2022. Management is currently assessing the impacts of the amended standard.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

In August 2020 the IASB issued a package of phase 2 amendments to IFRS 9 - Financial Instruments, IFRS 7 - Financial Instruments: Disclosures, IFRS 4 - Insurance Contracts and IFRS 16 - Leases in response to the ongoing reform of inter-bank offered rates (IBOR) and other interest rate benchmarks. The amendments are aimed at helping companies to provide investors with useful information about the effects of the reform on those companies’ financial statements. These amendments complement amendments issued in 2019 (phase 1 amendment) and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The phase 2 amendments relate to:

●	changes to contractual cash flows - a company will not be required to derecognize or adjust the carrying amount of financial instruments for changes required by the interest rate benchmark reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;
●	hedge accounting - a company will not have to discontinue its hedge accounting solely because it makes changes required by the interest rate benchmark reform if the hedge meets other hedge accounting criteria; and
●	disclosures - a company will be required to disclose information about new risks that arise from the interest rate benchmark reform and how the company manages the transition to alternative benchmark rates.

These phase 2 amendments are effective on or after January 1, 2021, with early adoption permitted.

In February 2021 the IASB issued amendments to IAS 1 - Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies which require companies to disclose their material accounting policy information rather than their significant accounting policies and provide guidance on how to apply the concept of materiality to accounting policy disclosures. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.

In February 2021 the IASB issued amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates which clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. These amendments are effective on or after January 1, 2023. The Group does not expect any material impact from the adoption of these amendments.

Historical cost convention

The financial statements are based on historical costs, except for the measurement at fair value of selected financial assets and financial liabilities.